Report Of The Directors Financial Review Risk Report - Maximum exposure to credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	$ 2,858,835	$ 2,722,039
Offset	(290,258)	(245,628)
Net	2,568,577	2,476,411
On-balance sheet risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,965,589	1,847,288
Offset	(290,258)	(245,628)
Net	1,675,331	1,601,660
On-balance sheet risk | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,036,743	981,696
Offset	(28,524)	(29,534)
Net	1,008,219	952,162
On-balance sheet risk | Loans and advances to customers | – personal
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	431,137	391,390
Offset	(4,640)	(3,679)
Net	426,497	387,711
On-balance sheet risk | Loans and advances to customers | – corporate and commercial
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	535,061	529,025
Offset	(21,745)	(23,421)
Net	513,316	505,604
On-balance sheet risk | Loans and advances to customers | – non-bank financial institutions
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	70,545	61,281
Offset	(2,139)	(2,434)
Net	68,406	58,847
On-balance sheet risk | Loans and advances to banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	69,203	72,167
Offset	0	0
Net	69,203	72,167
On-balance sheet risk | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	616,648	585,600
Offset	(28,826)	(21,788)
Net	587,822	563,812
On-balance sheet risk | Cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	154,099	162,843
Offset	0	0
Net	154,099	162,843
On-balance sheet risk | Items in the course of collection from other banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	4,956	5,787
Offset	0	0
Net	4,956	5,787
On-balance sheet risk | Hong Kong Government certificates of indebtedness
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	38,380	35,859
Offset	0	0
Net	38,380	35,859
On-balance sheet risk | Reverse repurchase agreements – non-trading
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	240,862	242,804
Offset	(28,826)	(21,788)
Net	212,036	221,016
On-balance sheet risk | Financial investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	85,735	62,666
Offset	0	0
Net	85,735	62,666
On-balance sheet risk | Prepayments, accrued income and other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	92,616	75,641
Offset	0	0
Net	92,616	75,641
On-balance sheet risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	242,995	207,825
Offset	(232,908)	(194,306)
Net	10,087	13,519
Off-balance sheet risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	893,246	874,751
Offset	0	0
Net	893,246	874,751
Off-balance sheet risk | Financial and other guarantees
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	95,967	94,810
Offset	0	0
Net	95,967	94,810
Off-balance sheet risk | Loans and other credit-related commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	797,279	779,941
Offset	0	0
Net	$ 797,279	$ 779,941